As Filed with the Securities and Exchange Commission on March 30, 2022

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☐

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 18	☑
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 49	☑

(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE

COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

John D. Piller, Sr. Esq.	Ken Reitz, Esq.
TIAA-CREF Life Insurance Company	TIAA-CREF Life Insurance Company
8500 Andrew Carnegie Boulevard SSC-C2-04	8500 Andrew Carnegie Boulevard, SSC-C2-08
Charlotte, NC 28262	Charlotte, NC 28262
(704) 988-5681	(704) 988-4455

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 29, 2022 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 18, is to designate a new effective date of the Post-Effective Amendment No. 17, which was filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 11, 2022 (SEC Accession No.  0001193125-22-006698). Parts A, B and C of Post-Effective Amendment No. 17 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Separate Account VA-1 has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th of March, 2022.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

By:	TIAA-CREF Life Insurance Company (On behalf of the Registrant and itself)

By:	*
William G. Griesser
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on March 30, 2022, in the capacities indicated.

Signature	Title

*	President and Chief Executive Officer
William G. Griesser

/s/ Stacy Eisenhauer	Vice President and Chief Financial Officer
Stacy Eisenhauer	(Principal Financial and Accounting Officer)

*	Director
William G. Griesser

*	Director
Rashmi Badwe

*	Director
Christine E. Dugan

*	Director
Bradley Finkle

*	Director
Anne Dobkowski

*	Director
Eric T. Jones

*	Director
Ali Iqbal

*	Director
Nicholas Calarco

*	Director
Timothy Penrose

Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: March 30, 2020, April 27, 2021, January 10, 2022.

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq.
Attorney-in-fact